Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	$ (3,946)	$ (89,345)
Discontinued operations		(1,205)
Recovered through (charged to) earnings	6,542	81,554
Recovered through (charged to) other comprehensive income	(14)	515
Recovered through (charged to) equity	(2,582)	4,535
Deferred tax asset (liability)	0	(3,946)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	149,262	117,209
Discontinued operations		(1,205)
Recovered through (charged to) earnings	(26,435)	30,921
Recovered through (charged to) other comprehensive income	(445)	106
Recovered through (charged to) equity	(2,582)	2,231
Deferred tax asset (liability)	119,800	149,262
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	125,008	44,303
Discontinued operations		(1,319)
Recovered through (charged to) earnings	(14,508)	81,943
Recovered through (charged to) other comprehensive income	(415)	81
Recovered through (charged to) equity	(8,691)	0
Deferred tax asset (liability)	101,394	125,008
Capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	501	0
Discontinued operations		0
Recovered through (charged to) earnings	(50)	501
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	451	501
Finance costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	9,689	11,545
Discontinued operations		0
Recovered through (charged to) earnings	(14,985)	(4,087)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	6,109	2,231
Deferred tax asset (liability)	813	9,689
Investment tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	569	728
Discontinued operations		0
Recovered through (charged to) earnings	902	(159)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	1,471	569
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0	13,701
Discontinued operations		114
Recovered through (charged to) earnings		(13,815)
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax asset (liability)		0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	420	37,462
Discontinued operations		0
Recovered through (charged to) earnings	314	(37,042)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	734	420
Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	13,075	0
Discontinued operations		0
Recovered through (charged to) earnings	1,892	13,050
Recovered through (charged to) other comprehensive income	(30)	25
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	14,937	13,075
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0	9,470
Discontinued operations		0
Recovered through (charged to) earnings		(9,470)
Recovered through (charged to) other comprehensive income		0
Recovered through (charged to) equity		0
Deferred tax asset (liability)		0
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(153,208)	(206,554)
Discontinued operations		0
Recovered through (charged to) earnings	32,977	50,633
Recovered through (charged to) other comprehensive income	431	409
Recovered through (charged to) equity	0	2,304
Deferred tax asset (liability)	(119,800)	(153,208)
Convertible debenture
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(33,787)	(47,089)
Discontinued operations		0
Recovered through (charged to) earnings	12,851	11,599
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	1,703
Deferred tax asset (liability)	(20,936)	(33,787)
Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0	(6,141)
Discontinued operations		0
Recovered through (charged to) earnings		4,916
Recovered through (charged to) other comprehensive income		624
Recovered through (charged to) equity		601
Deferred tax asset (liability)		0
Investment in associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0	(4,409)
Discontinued operations		0
Recovered through (charged to) earnings	1,409	4,409
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	1,409	0
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	0
Recovered through (charged to) earnings	(393)
Recovered through (charged to) other comprehensive income	0
Recovered through (charged to) equity	0
Deferred tax asset (liability)	(393)	0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(90,952)	(129,562)
Discontinued operations		0
Recovered through (charged to) earnings	11,830	38,807
Recovered through (charged to) other comprehensive income	222	(197)
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(78,900)	(90,952)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(7,118)	0
Discontinued operations		0
Recovered through (charged to) earnings	(8,355)	(7,100)
Recovered through (charged to) other comprehensive income	234	(18)
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(15,239)	(7,118)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(18,306)	(15,008)
Discontinued operations		0
Recovered through (charged to) earnings	10,042	(3,298)
Recovered through (charged to) other comprehensive income	(32)	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(8,296)	(18,306)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(2,496)	(4,345)
Discontinued operations		0
Recovered through (charged to) earnings	(411)	1,849
Recovered through (charged to) other comprehensive income	7	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	(2,900)	(2,496)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	(549)	0
Discontinued operations		0
Recovered through (charged to) earnings	6,004	(549)
Recovered through (charged to) other comprehensive income	0	0
Recovered through (charged to) equity	0	0
Deferred tax asset (liability)	$ 5,455	$ (549)